Analysis of changes in net debt (Details) - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Increase (Decrease) In Cash And Cash Equivalents [Roll Forward]
Cash and cash equivalents	£ 329	£ 1,139
Increase (decrease) in cash and cash equivalents, excluding bank overdrafts	(202)	(1,099)
Effect of exchange rate changes on cash and cash equivalents excluding bank overdrafts	3	(1)
Cash and cash equivalents	130	39
Increase (Decrease) In Financial Investments [Roll Forward]
Financial and other investments	2,694	8,741
Increase (decrease) in financial investments	(1,171)	(6,148)
Effect of exchange rate changes and fair value gains and losses on financial investments	95	(40)
Increase (decrease) in financial investments, interest income	16	20
Other non-cash movements on financial investments	24
Financial and other investments	1,658	2,573
Increase (Decrease) In Borrowings [Roll Forward]
Borrowings, excluding bank overdrafts		(28,638)
Increase (decrease) in borrowings	424	2,592
Effect of exchange rate changes and fair value gains and losses on borrowings	(851)	522
Increase (decrease) in borrowings, interest expense	(540)	(546)
Increase (decrease) in borrowings, other non-cash movements	(20)	(39)
Borrowings, excluding bank overdrafts	(27,644)	(26,109)
Increase (Decrease) In Financing Derivatives [Roll Forward]
Financing derivatives		(516)
Increase (decrease) in financing derivatives	260	144
Effect of exchange rate changes and fair value gains and losses on financing derivatives	(620)	789
Increase (decrease) in financing derivatives, interest income (expense)	(15)	5
Financing derivatives	225	422
Increase (Decrease) In Net Debt [Roll Forward]
Net debt	(23,002)	(19,274)
Change in net debt from cash flows	(689)	(4,511)
Effect of exchange rate changes and fair value gains and losses on net debt	(1,373)	1,270
Increase (decrease) in net debt, net interest expense	(539)	(521)
Increase (decrease) in net debt, other non-cash movements	4	(39)
Net debt	(25,631)	(23,075)
Interest received in relation to litigation settlement	17	0
Previously stated [member]
Increase (Decrease) In Cash And Cash Equivalents [Roll Forward]
Cash and cash equivalents	329
Increase (Decrease) In Financial Investments [Roll Forward]
Financial and other investments	2,694
Increase (Decrease) In Borrowings [Roll Forward]
Borrowings, excluding bank overdrafts	(26,625)
Increase (Decrease) In Financing Derivatives [Roll Forward]
Financing derivatives	600
Increase (Decrease) In Net Debt [Roll Forward]
Net debt	(23,002)
Increase (decrease) due to changes in accounting policy required by IFRS 9 and IFRS 15 [Member]
Increase (Decrease) In Cash And Cash Equivalents [Roll Forward]
Cash and cash equivalents	0
Increase (Decrease) In Financial Investments [Roll Forward]
Financial and other investments	0
Increase (Decrease) In Borrowings [Roll Forward]
Borrowings, excluding bank overdrafts	(32)
Increase (Decrease) In Financing Derivatives [Roll Forward]
Financing derivatives	0
Increase (Decrease) In Net Debt [Roll Forward]
Net debt	(32)
Currently stated [member]
Increase (Decrease) In Cash And Cash Equivalents [Roll Forward]
Cash and cash equivalents	329
Increase (Decrease) In Financial Investments [Roll Forward]
Financial and other investments	2,694
Increase (Decrease) In Borrowings [Roll Forward]
Borrowings, excluding bank overdrafts	(26,657)
Increase (Decrease) In Financing Derivatives [Roll Forward]
Financing derivatives	600
Increase (Decrease) In Net Debt [Roll Forward]
Net debt	(23,034)
Exceptional items [Member]
Increase (Decrease) In Net Debt [Roll Forward]
Change in net debt from cash flows	0	(3)
Increase (decrease) in net debt, net interest expense	£ 0	£ 3